Stock Warrants (Changes in Warrants) (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Class Of Warrant Or Right [Line Items]
Warrants Outstanding, Beginning balance	7,147,775	656,641	867,628
Exercised During the Period	(665,000)	(59,300)	0
Issued During the Period	0	6,551,654	0
Expired During the Period	(57,668)	(1,220)	(210,987)
Warrants Outstanding, Ending balance	6,425,107	7,147,775	656,641